Document And Entity Information	Aug. 28, 2018	Aug. 27, 2018
Prospectus [Line Items]
Document Type		485BPOS
Document Period End Date		Apr. 30, 2018
Entity Registrant Name		EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key		0001452937
Amendment Flag		false
Document Creation Date		Aug. 27, 2018
Document Effective Date		Aug. 28, 2018
Prospectus Date		Aug. 28, 2018
ROBO Global(R) Robotics and Automation Index ETF | ROBO Global(R) Robotics and Automation Index ETF
Prospectus [Line Items]
Trading Symbol	ROBO